Goodwill And Intangible Assets - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 77,300,000	$ 77,100,000	$ 22,000,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	1,570,000,000	1,400,000,000	1,140,000,000
Estimated fair value of servicing asset in intangible assets	14,600,000	12,000,000	10,800,000
Weighted average discount rate of servicing assets	10.20%	10.00%
Weighted average constant prepayment rate on mortgages	8.45%	13.50%
Weighted average life of servicing assets, years	7 years	4 years 7 months 6 days
Core Deposit Premium
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years	10 years
Acquired Finite-lived Intangible Asset, Amount		$ 5,200,000